EQUITY-ACCOUNTED INVESTMENTS	6 Months Ended
Jun. 30, 2025
Disclosure Of Detailed Information About Equity-Accounted Investments [Abstract]
EQUITY-ACCOUNTED INVESTMENTS	EQUITY-ACCOUNTED INVESTMENTS
The following table outlines the changes in Brookfield Renewable’s equity-accounted investments for the six months ended June 30, 2025:

(MILLIONS)	Total
Balance, as at December 31, 2024	$2,740
Acquisitions through business combinations	929
Investment	56
Disposals	(125)
Share of net loss	(73)
Share of other comprehensive income	50
Dividends received	(64)
Change in basis of accounting(1)	230
Transfer to assets held for sale	(67)
Foreign exchange translation and other	33
Balance as at June 30, 2025	$3,709
(1)Includes the recognition of an 845 MW wind portfolio in the U.S. Refer to Note 3 - Disposal of assets for more details.
The following table presents the ownership interests and carrying values of Brookfield Renewable’s investments in associates and joint ventures, all of which are accounted for using the equity method:

	Ownership Interest		Carrying Value
	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024
Hydroelectric	22%-50%	22%-50%	$363	$349
Wind	25%-50%	25%-50%	979	476
Utility-scale solar	25%-65%	25%-65%	976	320
Distributed energy & storage	50%-67%	50%-67%	417	680
Sustainable solutions	4%-67%	4%-67%	974	915
			$3,709	$2,740